UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   September 30, 2002
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-229-8115
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      11/14/2002
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           71
Total:
                                      --------------

Form 13F Information Table value     $   551,589
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 09/30/2002

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COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP     VALUE      SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS             (x$1000)    PRN AMT  PRN  CALL
--------------------------------------------------------------------------------
ALDILA INCCMN                   COMMON  014384200      751     494,082  SH
ALLIANCE SEMICONDUCTOR CORP     COMMON  01877h100    6,189   1,628,700  SH
ASCENTIAL SOFTWARE CORPCMN      COMMON  04362p108    8,126   4,373,600  SH
AVIGEN INC                      COMMON  053690103    6,666     840,600  SH
BOSTON COMMUNICATIONS GROUP     COMMON  100582105   13,234   1,282,400  SH
CATO CORPORATION (THE)CMN  CLA  COMMON  149205106    8,541     450,000  SH
COLUMBUS MCKINNON CORPCMN       COMMON  199333105    4,410     838,400  SH
COMTECH TELECOMM CORP NEW (+)   COMMON  205826209    4,267     605,262  SH
CONCERTO SOFTWARE INCCMN        COMMON  20602t106    5,388     909,900  SH
CONRAD INDUSTRIES INC           COMMON  208305102    2,735     804,500  SH
COPART INC                      COMMON  217204106   10,850   1,000,000  SH
D & E COMMUNICATIONS, INCCMN    COMMON  232860106    6,525     652,500  SH
DATAMETRICS CORPCMN             COMMON  238085203      321   1,337,057  SH
ENNIS BUSINESS FORMS INC        COMMON  293389102   10,088     773,000  SH
FAIR ISAAC & CO INC             COMMON  303250104    8,734     267,100  SH
FUNDTECH LTD                    COMMON  m47095100    6,736   1,924,700  SH
GENCORP INC                     COMMON  368682100   10,604   1,054,100  SH
GLOBAL POWER EQUIPMENT INCCMN   COMMON  37941p108   15,035   3,199,000  SH
HOOPER HOLMES INC               COMMON  439104100    9,296   1,499,300  SH
HUGOTON ROYALTY TRUST UNITSCMN  COMMON  444717102    7,302     634,400  SH
HYPERION SOLUTIONSCORPORATION   COMMON  44914m104   12,631     688,324  SH
ICO INC DEP SHS REPSTG 1/4PFD   COMMON  449293307      624      45,890  SH
INTER PARFUMS INC               COMMON  458334109    6,185     925,675  SH
INTERLINQ SOFTWARE CORPCMN      COMMON  458753100    5,959     961,100  SH
JOY GLOBAL INCCMN               COMMON  481165108    6,503     783,500  SH
KEY ENERGY SERVICES INCCMN      COMMON  492914106   13,477   1,710,300  SH
KEYNOTE SYSTEMS INCCMN          COMMON  493308100   10,536   1,608,500  SH
LADISH COMPANY INCCMN           COMMON  505754200    6,919   1,115,900  SH
MAPICS INC                      COMMON  564910107    8,521   1,521,620  SH
MERCURY COMPUTER SYSTEMS INC    COMMON  589378108   11,800     500,000  SH
METASOLV INCCMN                 COMMON  59139p104    2,568   1,678,200  SH
METRO ONE TELECOMMUNICATIONS    COMMON  59163f105    1,529     179,900  SH
MULTEX.COMCOMMON SHARES         COMMON  625367107   11,491   3,647,864  SH
NATIONAL RESEARCH CORP          COMMON  637372103    5,202     712,600  SH
OPINION RESEARCH CORPCMN        COMMON  683755102    2,324     479,099  SH
ORPHAN MEDICAL INC              COMMON  687303107    4,158     533,022  SH
PACTIV CORPORATIONCMN           COMMON  695257105   16,532   1,005,000  SH
PC-TEL INCCMN                   COMMON  69325q105    7,790   1,495,126  SH
PEDIATRIC SVCS OF AMERICACMN    COMMON  705323103    5,000     926,000  SH
PEDIATRIX MEDICAL GROUP INC     COMMON  705324101    9,142     295,000  SH
PINNACLE SYSTEMS INC            COMMON  723481107    9,157     847,900  SH
PRIDE INTERNATIONAL INCCMN      COMMON  74153q102   28,328   2,179,100  SH
QUALITY SYSTEMS INC             COMMON  747582104    4,046     239,400  SH
RADCOM LTD                      COMMON  m81865103      877   1,308,340  SH
RANGE RESOURCES CORPORATION     COMMON  75281a109   23,310   4,980,700  SH
SOUTHWESTERN ENERGY CO.         COMMON  845467109   18,554   1,546,200  SH
SPECTRALINK CORP                COMMON  847580107    6,826   1,199,700  SH
SPECTRIAN CORP                  COMMON  847608106    1,097     371,900  SH
SPECTRUM CONTROL INC            COMMON  847615101    7,155   1,466,186  SH
SPORTS AUTHORITYCOMMON STOCK    COMMON  849176102    8,567   1,435,000  SH
STEWART & STEVENSON SVCSCMN     COMMON  860342104    7,437     759,400  SH
STEWART ENTERPRISES INCCLASS A  COMMON  860370105   10,727   2,103,300  SH
STILWELL FINL INCCMN            COMMON  860831106    7,931     657,100  SH
TETRA TECHNOLOGIES INC (DEL)    COMMON  88162f105    7,804     387,300  SH
THE FIRST YEARS INC             COMMON  337610109    5,180     539,600  SH
TIMBERLINE SOFTWARE CORP        COMMON  887134104    7,029   1,467,500  SH
TRIMBLE NAVIGATION LTD          COMMON  896239100    4,817     486,600  SH
U S PHYSICAL THERAPY INC        COMMON  90337l108    3,429     325,000  SH
VISX, INC.CMN                   COMMON  92844s105    7,846     850,000  SH
WASHINGTON GROUP INTERNATION    COMMON  938862208    8,402     635,100  SH
S3 INCORPORATED SUB NT CONV         CV  784849ac5    1,610  11,500,000  SH
CENTRAL GARDEN & PET CO SUB NT      CV  153527ac0    6,301   6,589,000  SH
PREMIERE TECHNOLOGIES SUB NTCV      CV  74058fac6   13,558  15,765,000  SH
AMERITRADE HOLDINGS CORPCONV S      CV  03072hab5   13,481  16,851,000  SH
VITESSE SEMICONDUCTR CORP.4.00      CV  928497ab2    1,969   2,739,000  SH
INTERIM SERVICES INC CNVSUB 4.      CV  45868paa8      204     250,000  SH
NATURAL MICROSYSTEMS CORP5.000      CV  638882aa8    1,740   3,000,000  SH
I2 TECHNOLOGIES INC5.25000000       CV  465754af6    4,533   7,782,000  SH
TERAYON COMM SYSTEMS INC5.0000      CV  880775ac5    7,395  12,750,000  SH
NEXTEL COMMUNICATIONS INC.6.00      CV  65332vbc6   11,762  16,393,400  SH
ASPECT TELECOMMUNICATIONCV 0%       CV  045237ae4   15,828  47,425,000  SH

CANNELL CAPITAL LLC
Managed Assets as of
09/30/2002

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE         SHARED     NONE
--------------------------------------------------------------------------------
                                             # OF EACH TYPE
ALDILA INCCMN                   SOLE             428,416        65,666
ALLIANCE SEMICONDUCTOR CORP     SOLE           1,458,500       170,200
ASCENTIAL SOFTWARE CORPCMN      SOLE           3,854,200       519,400
AVIGEN INC                      SOLE             771,000        69,600
BOSTON COMMUNICATIONS GROUP     SOLE           1,094,100       188,300
CATO CORPORATION (THE)CMN  CLA  SOLE             380,600        69,400
COLUMBUS MCKINNON CORPCMN       SOLE             723,700       114,700
COMTECH TELECOMM CORP NEW (+)   SOLE             521,089        84,173
CONCERTO SOFTWARE INCCMN        SOLE             771,300       138,600
CONRAD INDUSTRIES INC           SOLE             698,700       105,800
COPART INC                      SOLE             870,500       129,500
D & E COMMUNICATIONS, INCCMN    SOLE             557,600        94,900
DATAMETRICS CORPCMN             SOLE           1,337,057             -
ENNIS BUSINESS FORMS INC        SOLE             666,800       106,200
FAIR ISAAC & CO INC             SOLE             228,400        38,700
FUNDTECH LTD                    SOLE           1,692,900       231,800
GENCORP INC                     SOLE             933,900       120,200
GLOBAL POWER EQUIPMENT INCCMN   SOLE           2,786,400       412,600
HOOPER HOLMES INC               SOLE           1,285,700       213,600
HUGOTON ROYALTY TRUST UNITSCMN  SOLE             631,200         3,200
HYPERION SOLUTIONSCORPORATION   SOLE             608,224        80,100
ICO INC DEP SHS REPSTG 1/4PFD   SOLE              45,890             -
INTER PARFUMS INC               SOLE             771,925       153,750
INTERLINQ SOFTWARE CORPCMN      SOLE             753,812       207,288
JOY GLOBAL INCCMN               SOLE             686,700        96,800
KEY ENERGY SERVICES INCCMN      SOLE           1,479,800       230,500
KEYNOTE SYSTEMS INCCMN          SOLE           1,370,500       238,000
LADISH COMPANY INCCMN           SOLE             963,600       152,300
MAPICS INC                      SOLE           1,310,520       211,100
MERCURY COMPUTER SYSTEMS INC    SOLE             430,300        69,700
METASOLV INCCMN                 SOLE           1,431,700       246,500
METRO ONE TELECOMMUNICATIONS    SOLE             179,900             -
MULTEX.COMCOMMON SHARES         SOLE           3,147,064       500,800
NATIONAL RESEARCH CORP          SOLE             586,540       126,060
OPINION RESEARCH CORPCMN        SOLE             388,717        90,382
ORPHAN MEDICAL INC              SOLE             453,475        79,547
PACTIV CORPORATIONCMN           SOLE             884,200       120,800
PC-TEL INCCMN                   SOLE           1,264,709       230,417
PEDIATRIC SVCS OF AMERICACMN    SOLE             804,400       121,600
PEDIATRIX MEDICAL GROUP INC     SOLE             251,400        43,600
PINNACLE SYSTEMS INC            SOLE             726,000       121,900
PRIDE INTERNATIONAL INCCMN      SOLE           1,946,418       232,682
QUALITY SYSTEMS INC             SOLE             201,300        38,100
RADCOM LTD                      SOLE           1,118,040       190,300
RANGE RESOURCES CORPORATION     SOLE           4,288,330       692,370
SOUTHWESTERN ENERGY CO.         SOLE           1,382,689       163,511
SPECTRALINK CORP                SOLE           1,043,900       155,800
SPECTRIAN CORP                  SOLE             352,800        19,100
SPECTRUM CONTROL INC            SOLE           1,272,686       193,500
SPORTS AUTHORITYCOMMON STOCK    SOLE           1,271,600       163,400
STEWART & STEVENSON SVCSCMN     SOLE             680,400        79,000
STEWART ENTERPRISES INCCLASS A  SOLE           1,796,200       307,100
STILWELL FINL INCCMN            SOLE             562,400        94,700
TETRA TECHNOLOGIES INC (DEL)    SOLE             353,200        34,100
THE FIRST YEARS INC             SOLE             448,100        91,500
TIMBERLINE SOFTWARE CORP        SOLE           1,277,430       190,070
TRIMBLE NAVIGATION LTD          SOLE             409,700        76,900
U S PHYSICAL THERAPY INC        SOLE             325,000             -
VISX, INC.CMN                   SOLE             730,500       119,500
WASHINGTON GROUP INTERNATIONAL  SOLE             538,500        96,600
S3 INCORPORATED SUB NT CONV     SOLE           9,903,900     1,596,100
CENTRAL GARDEN & PET CO SUB NT  SOLE           5,449,000     1,140,000
PREMIERE TECHNOLOGIES SUB NTCV  SOLE          13,397,300     2,367,700
AMERITRADE HOLDINGS CORPCONV S  SOLE          14,667,300     2,183,700
VITESSE SEMICONDUCTR CORP.4.00  SOLE           2,739,000             -
INTERIM SERVICES INC CNVSUB 4.  SOLE             250,000             -
NATURAL MICROSYSTEMS CORP5.000  SOLE           3,000,000             -
I2 TECHNOLOGIES INC5.25000000   SOLE           6,912,100       869,900
TERAYON COMM SYSTEMS INC5.0000  SOLE          10,989,400     1,760,600
NEXTEL COMMUNICATIONS INC.6.00  SOLE          13,766,400     2,627,000
ASPECT TELECOMMUNICATIONCV 0%   SOLE          40,265,200     7,159,800